Income Taxes (Roll-forward of Valuation Allowance) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2021		Mar. 31, 2020		Mar. 31, 2019
Valuation Allowance [Line Items]
Balance at beginning of fiscal year	¥ 165,278	[1]	¥ 158,581		¥ 163,358
Changes that directly affected Income tax expense	(39,410)		5,984		(2,444)
Others	3,282		713		(2,333)
Total	3,282		713		(2,333)
Balance at end of fiscal year	¥ 129,150	[1]	¥ 165,278	[1]	¥ 158,581

[1]	The amount includes ¥101,498 million and ¥85,001 million related to MHSC’s net operating loss carryforwards resulting mainly from the organizational restructuring of certain foreign subsidiaries as of March 31, 2020 and 2021, respectively. The tax effect of the net operating loss carryforwards is substantially offset by ¥86,591 million and ¥56,928 million, respectively, of valuation allowance as a result of considering all available evidence regarding sources of future taxable income including historical trends in taxable income in the preceding periods and forecasted taxable income.